Intangible Assets (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Costs		$ 1,558,696		$ 974,802		$ 974,476
Accumulated depreciation		(540,963)		(394,856)		(302,935)
Net book amount as of beginning		579,946		671,541
Additions		652,588		185,875
Disposals		(4,649)
Transfers		(64,045)		(1,156)
Impairment (iii)	[1]			(184,393)
Amortization charge (i)	[2]	(146,107)		(91,921)
Net book amount as of end		1,017,733		579,946
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Costs		90,151		90,151		274,544
Accumulated depreciation
Net book amount as of beginning		90,151		274,544
Additions
Disposals
Transfers
Impairment (iii)	[1]			(184,393)
Amortization charge (i)	[2]
Net book amount as of end		90,151		90,151
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Costs		436,007		419,913		234,798
Accumulated depreciation		(284,760)		(143,425)		(68,206)
Net book amount as of beginning		276,488		166,592
Additions		20,743		185,115
Disposals		(4,649)
Transfers
Impairment (iii)	[1]
Amortization charge (i)	[2]	(141,335)		(75,219)
Net book amount as of end		151,247		276,488
Rights To Receive Units [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Costs		696,799		128,999		129,395
Accumulated depreciation
Net book amount as of beginning	[3]	128,999	[1]	129,395
Additions		631,845	[1]	760	[3]
Disposals
Transfers		(64,045)	[1]	(1,156)	[3]
Impairment (iii)	[1],[3]
Amortization charge (i)	[2]		[1]		[3]
Net book amount as of end	[1]	696,799		128,999	[3]
Others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Costs		335,739		335,739		335,739
Accumulated depreciation		(256,203)		(251,431)		$ (234,729)
Net book amount as of beginning		84,308		101,010
Additions
Disposals
Transfers
Impairment (iii)	[1]
Amortization charge (i)	[2]	(4,772)		(16,702)
Net book amount as of end		$ 79,536		$ 84,308

[1]	Corresponds to in kind receivables representing the right to receive residential apartments in the future under barter transactions (Note 33).
[2]	As of June 30, 2020 and 2019, depreciation charges were charged to "Costs" in the amount of ARS 65,020 and ARS 38,272, respectively, to "General and administrative expenses" in the amount of ARS 79,951 and ARS 52,487, respectively and to "Selling expenses" in the amount of ARS 1,136 and ARS 1,162, respectively, in the Statements of Comprehensive Income (Note 26).
[3]	Corresponds to impaired goodwill of La Arena S.A..